ACCRUED EXPENSES AND OTHER PAYABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER PAYABLES
Accrued interest expenses	¥ 65,390	¥ 43,776
Accrued debt issuance costs and other financing costs	32,512	28,082
Income tax payable	102,683	93,307
Other tax payables	39,372	28,259
Consideration payables for acquisitions	888,693	362,032
Deferred government grants		6,003
Accrued payroll and welfare benefits	114,632	97,486
Accrued professional fees	15,281	41,630
Accrued data center outsourcing service fees	1,928	17,989
Amount due to related parties	15,360	11,988
Amount due to a financial institution	83,305	34,190
Other accrued operating expenses	27,152	38,020
Other payables	9,673	15,121
Total accrued expenses and other payables	¥ 1,395,981	¥ 817,883